Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 96.6%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	325,985	$2,963,207
PGIM Global Real Estate Fund (Class R6)	105,524	2,334,194
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	157,552	2,019,822
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	199,741	2,207,141
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	125,497	1,434,426
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	586,969	7,260,806
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	703,565	12,305,357
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	194,121	2,055,741
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	461,391	7,732,916
PGIM TIPS Fund (Class R6)	600,356	5,841,468
PGIM Total Return Bond Fund (Class R6)	478,981	6,154,912

Total Long-Term Investments (cost $47,297,350)		52,309,990

Short-Term Investment 3.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,872,349)	1,872,349	1,872,349

TOTAL INVESTMENTS 100.1% (cost $49,169,699)(wd)		54,182,339
Liabilities in excess of other assets (0.1)%		(62,922)

Net Assets 100.0%		$54,119,417

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds